FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jan. 03, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes our assets and liabilities measured and recorded at fair value on a recurring basis as of January 3, 2021 and December 29, 2019:

	January 3, 2021		December 29, 2019
(In thousands)	Total Fair Value	Level 2	Total Fair Value	Level 2
Assets
Prepaid expenses and other current assets
Derivative financial instruments (Note 12)	$1,997	$1,997	$1,002	$1,002

Other long-term assets
Prepaid Forward	66,718	66,718	$—	$—
Total assets	$68,715	$68,715	$1,002	$1,002

Liabilities
Accrued liabilities
Derivative financial instruments (Note 12)	2,971	2,971	1,962	1,962
Total liabilities	$2,971	$2,971	$1,962	$1,962